Derivative instruments and hedging activities (Tables)	9 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the condensed consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		September 30,	December 31,	September 30,	December 31,
	Balance sheet location	2016	2015	2016	2015
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not
designated as hedging instruments	Other current assets	$298	$866	$24,572	$54,586
Assets derivatives -Foreign exchange contracts,
designated as cash flow hedge	Other current assets	322	23	7,780	2,700
Liability derivatives -Foreign exchange contracts, not	Accrued expenses and
designated as hedging instruments	other current liabilities	(295)	(432)	22,274	35,036
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
designated as hedging instruments	other current liabilities	(2)	(131)	2,000	13,682
		$323	$326	$56,625	$106,004